Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	December 31, 2015	December 31, 2014
Cash on hand and at banks	$51,831	$19,380
Short-term deposits	2,974	35,113

Total cash and cash equivalents	$54,805	$54,493